Summary of Significant Accounting Policies (Policies)	12 Months Ended
Mar. 31, 2015
Accounting Policies [Abstract]
Basis of Preparation
(a)	Basis of preparation
These consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States (“U.S. GAAP”).
Basis of Consolidation
(b)	Basis of consolidation

The consolidated financial statements include the financial statements of Global-Tech and its subsidiaries. The fiscal year end date of Lite Array Holdings Limited (“Lite Array Holdings”), a jointly-controlled entity of the Company, is December 31. There have been no significant transactions in Lite Array Holdings and its subsidiaries which would materially affect the Company’s financial position and results of operations during each of the periods from Lite Array Holdings’ fiscal year end date to March 31, 2015, 2014 and 2013, respectively.

All significant intercompany balances and transactions between group companies are eliminated on consolidation.

Discontinued Operations
(c)	Discontinued operations

Unless otherwise indicated, information presented in the notes to the consolidated financial statements relates only to Global-Tech’s continuing operations. Information related to discontinued operations is included in note 18 and in some instances, where appropriate, is included as separate disclosure within the individual footnotes.

Use of Estimates
(d)	Use of estimates

The preparation of these consolidated financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions. These estimates, judgments and assumptions affect the amounts that are reported in these consolidated financial statements and accompanying disclosures. The accounting estimates with regard to these consolidated financial statements that require the most significant and subjective judgments include, but are not limited to, valuation of investments and determination of other-than-temporary impairment, useful lives of property, plant and equipment, recoverability of long-lived assets, determination of impairment losses, assessment of market value of inventories and provision for inventory obsolescence, allowance for doubtful accounts, provision for employee benefits, provision for warranty, recognition and measurement of current and deferred income taxes (including income tax benefit (expense)), valuation allowance for deferred tax assets, assumptions used for the valuation of options to purchase Global-Tech’s common stock, provision for loss contingencies, and measurement of fair values of financial instruments. Changes in facts and circumstances may result in revised estimates.

Cash and Cash Equivalents
(e)	Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and bank deposits, which are unrestricted to withdraw and use, and other investments that are readily convertible into cash with original maturities of three months or less.

Restricted Cash
(f)	Restricted cash
Restricted cash consists of bank deposits, which may only be used to settle pre-arranged general banking facilities.
Investments
(g)	Investments

Debt and equity investments designated as available-for-sale investments are stated at fair value. Unrealized gains or losses, net of tax, on available-for-sale investments are included in accumulated other comprehensive income (loss), a separate component of shareholders’ equity. Realized gains and losses and any declines in fair value judged to be other-than-temporary on available-for-sale investments are included in the consolidated statement of operations and comprehensive income. Gains or losses on sale of investments and amounts reclassified from accumulated other comprehensive income (loss) to earnings are computed based on the specific identification method. Interest or dividend income on securities classified as available-for-sale investments is included in interest income or dividend income, respectively.

Non-derivative securities with fixed or determinable payments and fixed maturities are classified as held-to-maturity investments if the Company has both the positive intention and ability to hold the financial assets to maturity. Investments intended to be held to maturity are measured at amortized cost. Interest on securities classified as held-to-maturity investments is included in interest income.

Prior to April 1, 2009, declines in the fair value of held-to-maturity and available-for-sale securities below their amortized cost, that were deemed to be other-than-temporary, were all reported in investment gains (losses), net. Effective April 1, 2009, the Company adopted new accounting guidance for impairment of debt securities that are deemed to be other-than temporary. Factors considered in evaluating potential impairment include, but are not limited to, the current fair value as compared to cost or amortized cost of the security, as appropriate, the length of time the investment has been below cost or amortized cost and by how much, our intent to sell a security and whether it is more-likely-than-not we will be required to sell the security before the recovery of our amortized cost basis, and specific credit issues related to the issuer and current economic conditions. Under the new impairment model, the credit component of an other-than-temporary impairment of a debt security is reported in investment gains (losses), net and the noncredit component is reported in other comprehensive income (loss). In addition, other-than-temporary declines in beneficial interests purchased or retained in a securitization transaction which are classified as available-for-sale debt securities are recognized if there has been an adverse change in the cash flows as of the end of the reporting period. Interest and dividends, as well as amortization of premiums and accretion of discounts, are reported in interest and dividend income. Amortization of premiums and accretion of discounts on debt securities are recognized over the remaining maturity under the interest method.

A jointly-controlled entity is a joint venture that is subject to joint control, resulting in none of the participating parties having unilateral control over the economic activity of the jointly-controlled entity. The Company’s investment in a jointly-controlled entity for which it, not being the unilateral controlling owner of the entity, but has the ability to exercise joint control, is accounted for using the equity method. Under the equity method, the Company’s proportionate share of the jointly-controlled entities’ net income or loss and amortization of any identifiable intangibles arising from the investment is included in “Share of income (losses) of jointly-controlled entities”. The Company ceases to apply the equity method when its share of the jointly-controlled entities’ losses exceeds the carrying value of its investment.

During the fiscal years ended March 31, 2015, 2014 and 2013, the Company has discontinued the recognition of its share of losses of the jointly-controlled entities because the share of losses of the jointly-controlled entities exceeded the Company’s interests in the jointly-controlled entities. The Company has no further obligations to fund operations.

All other investments for which the Company does not have the ability to exercise joint control or significant influence (generally, when the Company has an investment of less than 20% ownership and no representation on the investee’s board of directors) and for which there is not a readily determinable fair value, are accounted for using the cost method. Dividends and other distributions of earnings from such investees, if any, are included in income when declared.The Company periodically evaluates the carrying value of its investments accounted for under the cost method for impairment with any loss included in the consolidated statement of operations and comprehensive income in the period when it is incurred.

Accounts and Bills Receivable
(h)	Accounts and bills receivable

Accounts and bills receivable are presented net of an allowance for doubtful accounts, which is an estimate of amounts that may not be collectible. The Company does not charge interest on accounts receivable. The allowance for doubtful accounts is estimated based on historical experience, receivable aging, current economic trends and specific identification of certain receivables that are at the risk of not being paid. The Company reviews the aged analysis of accounts and bills receivable on a regular basis. Whenever it is clear that the amounts are deemed to be uncollectible, receivables are written off against the allowance for doubtful accounts.

Inventories
(i)	Inventories

Inventories are stated at the lower of cost or market value. Cost, calculated on the weighted average basis, comprises direct materials and, where applicable, direct labor and an appropriate proportion of overheads.

Property, Plant and Equipment
(j)	Property, plant and equipment

Property, plant and equipment, other than construction in progress, are stated at cost less accumulated depreciation and any accumulated impairment losses. The cost of an item of property, plant and equipment comprises its purchase price and any directly attributable costs of bringing the asset to its working condition and location for its intended use. Expenditure incurred after an item of property, plant and equipment has been put into operation, such as repairs and maintenance, is normally charged to the consolidated statement of operations and comprehensive income in the period in which it is incurred. In situations where it can be clearly demonstrated that the expenditure has resulted in an increase in the future economic benefits expected to be obtained from the use of an item of property, plant and equipment, and where the cost of the item can be measured reliably, the expenditure is capitalized as an additional cost of that asset. Depreciation is calculated on the straight-line basis at annual rates over the asset’s estimated useful life.

The principal annual rates used for this purpose are as follows:

Annual rate
Leasehold improvements	Over the shorter of the lease terms or the estimated useful life
Buildings	4.5%
Plant	4.5%
Machinery	10%
Moulds	20% - 33%
Transportation equipment	15% - 20%
Furniture, fixtures and equipment	15%

An item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. The gain or loss arising on derecognition of an item of property, plant and equipment, calculated as the difference between the net disposal proceeds and the carrying amount of the item, is included in the consolidated statement of operations and comprehensive income in the period the item is derecognized. Machinery and equipment used in the home appliance business has been derecognized pending sale.

Construction in Progress
(k)	Construction in progress

Construction in progress represents property, plant and equipment under construction or installation and is stated at cost less any accumulated impairment losses, and is not depreciated. Cost comprises the direct costs of construction, installation and other costs in making the asset ready for its intended use. Construction in progress is reclassified to the appropriate category of property, plant and equipment when completed and ready for its intended use.

Impairment of Long-Lived Assets
(l)	Impairment of long-lived assets

Long-lived assets are included in impairment evaluations when events and circumstances exist that indicate the carrying value of these assets may not be recoverable. In accordance with Financial Accounting Standards Board (“FASB”) ASC 360 “Property, Plant and Equipment” the Company assesses the recoverability of the carrying value of long-lived assets by first grouping its long-lived assets with other assets and liabilities at the lowest level for which identifiable cash flows are largely independent of the cash flows of other assets and liabilities (the asset group) and, secondly, estimating the undiscounted future cash flows that are directly associated with and expected to arise from the use of and eventual disposition of such asset group. The Company estimates the undiscounted cash flows over the remaining useful life of the primary asset within the asset group. If the carrying value of the asset group exceeds the estimated undiscounted cash flows, the Company records an impairment charge to the extent the carrying value of the long-lived asset exceeds its fair value. The Company determines fair value through quoted market prices in active markets or, if quotations of market prices are unavailable, through the performance of internal analysis using a discounted cash flow methodology or obtains external appraisals from independent valuation firms. The undiscounted and discounted cash flow analysis is based on a number of estimates and assumptions, including the expected period over which the asset will be utilized, projected future operating results of the asset group, discount rate and long-term growth rate. Long-lived assets, excluding buildings, associated with the home appliance business and electronic manufacturing services (“EMS”) business and equipment that has been leased to a third party are considered to be impaired and accordingly have been written down to fair value less the estimated cost of disposal. Since the Company has leased a significant portion of the buildings previously occupied by the home appliance business and EMS business and certain leased equipment, the Company was able to perform an impairment analysis based on anticipated future rental income, and as a result determined that they were not impaired.

Revenue Recognition
(m)	Revenue recognition

The Company recognizes revenue in accordance with the Securities and Exchange Commission (the “SEC”) Staff Accounting Bulletin (“SAB”) No. 104, “Revenue Recognition”, which requires that four basic criteria must be met before revenue can be recognized: (1) there is persuasive evidence that an arrangement exists; (2) delivery has occurred or services have been rendered; (3) the fee is fixed or determinable; and (4) collectibility is reasonably assured. Net sales represent the gross invoiced amount, net of discounts, and are recognized when goods are shipped and title has passed. To the extent products are required to meet customer specifications, such products are subject to technical and quality tests that are designed to ensure compliance prior to shipment.

Under the Company’s standard terms and conditions, which are mainly Free On Board shipping point, title and risk of loss are transferred to the customer at the time the product is delivered to the customer’s freight forwarder.

Revenue related to camera modules (“CCMs”) shipments to certain telecommunication customers in the PRC is recognized upon notarized acceptance of the product by the customer.

Deposits or advance payments from customers prior to delivery and passage of title of merchandise are recorded as customer deposits.

Revenue related to the provision of tooling income is recognized upon the completion of such services and delivery of the related product using the same criteria of SAB No. 104 stated above.

In accordance with the relevant tax laws in the PRC, value-added tax is levied on the invoiced value of sales of goods and is payable by the purchaser. Revenue is recognized net of all value-added tax imposed by governmental authorities and collected from customers concurrent with revenue-producing transactions.

Advertising Costs
(n)	Advertising costs

Advertising costs represent costs relating to promotional activities intended to stimulate, directly or indirectly, a customer’s purchase of goods, and are charged to the consolidated statement of operations and comprehensive income as incurred and are included in “Selling, general and administrative expenses” (“SG&A”). Advertising expenses were US$214,973, US$151,027 and US$223,682 from continuing operations for the fiscal years ended March 31, 2015, 2014 and 2013, respectively. Whereas, nil, US$5,074 and US$7,489 were from discontinued operations for the fiscal years ended March 31, 2015, 2014 and 2013, respectively.

Design and Development Costs
(o)	Design and development costs

Design and development costs primarily relate to the cost of samples and prototypes and salaries of our engineers. The Company expenses all design and development costs when incurred. Included in the SG&A expenses line item in the consolidated statement of operations and comprehensive income were design and development costs of US$1,097,150, US$498,068, and US$366,001 from continuing operations (from discontinued operations 2015, 2014 and 2013: nil, US$331,424 and US$454,648) for the fiscal years ended March 31, 2015, 2014 and 2013, respectively.

Shipping and Handling Costs
(p)	Shipping and handling costs

In accordance with FASB ASC 605 “Revenue Recognition”, shipping and handling fees billed to customers are included in net sales in the consolidated statement of operations and comprehensive income. Any shipping and handling costs incurred by the Company associated with the sale of products are included in SG&A on the face of the consolidated statement of operations and comprehensive income. During the fiscal years ended March 31, 2015, 2014 and 2013, shipping and handling costs charged to SG&A were US$177,792, US$202,112 and US$167,411 from continuing operations (from discontinued operations 2015: nil, 2014: US$54,729 and 2013: US$160,384), respectively.

Any inbound freight charges, receiving, inspection, warehousing and internal transfer costs incurred by the Company are expensed as cost of goods sold. During the fiscal years ended March 31, 2015, 2014 and 2013, inbound freight costs charged to cost of goods sold were US$37,591, US$31,986 and US$21,434 from continuing operations (from discontinued operations 2015: nil, 2014: nil and 2013: nil), respectively. Other related costs are included in manufacturing overheads.

Foreign Currencies
(q)	Foreign currencies

All transactions in currencies other than functional currencies during the year are translated at the exchange rates prevailing on the respective transaction dates. Monetary assets and liabilities existing at the balance sheet date denominated in currencies other than functional currencies are remeasured at the exchange rates existing on that date. Exchange differences are recorded in the consolidated statement of operations and comprehensive income.

The functional currency of Global-Tech is the U.S. Dollar (“US$”). The financial statements of all subsidiaries are translated in accordance with FASB ASC 830 “Foreign Currency Matters”. All assets and liabilities are translated at the rates of exchange ruling at the balance sheet date and all income and expense items are translated at the average rates of exchange over the year. All exchange differences arising from the translation of subsidiaries’ financial statements are recorded as a component of comprehensive income or loss.

Income Taxes
(r)	Income taxes

Deferred income taxes are provided using the asset and liability method in accordance with FASB ASC 740 “Income taxes”. Under this method, deferred income taxes are recognized for all significant temporary differences at enacted rates and classified as current or non-current based upon the classification of the related asset or liability in the consolidated financial statements. A valuation allowance is provided to reduce the amount of deferred tax assets if it is considered more likely than not that some portion of, or all, the deferred tax asset will not be realized.

FASB ASC 740 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements, and prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. It also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. Interest and penalties from tax assessments, if any, are included in income taxes in the consolidated statement of operations and comprehensive income.

The Company records its possible interest and penalties due to any potential underpayment of income taxes, if and when required, in interest expense and other expenses, respectively.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries. The Company intends to permanently reinvest foreign subsidiaries’ earnings.

Stock Compensation Expense
(s)	Stock compensation expense

The Company adopted FASB ASC 718 “Compensation-Stock Compensation”, and related interpretations in accounting for its employee share-based payment transactions. Accordingly, stock compensation cost is measured at the date of grant and estimated using the option pricing model. Stock issued to an employee as compensation is measured at fair value based on the grant date quoted market price. The compensation cost for share-based awards with service conditions is amortized over the vesting period of the awards using the straight-line method provided that the amount of compensation cost recognized at any date must at least equal the portion of the grant date fair value of the award that is vested at that date.

The Company accounts for stock options granted to a counterparty other than an employee in accordance with FASB ASC 505 “Equity”. Fair value of the equity instruments is recognized on the measurement date which is the earlier of (i) a commitment for performance by the counterparty to earn the equity instruments being reached or (ii) the counterparty’s performance being completed.

Retirement Costs
(t)	Retirement costs

Retirement cost contributions relating to defined contribution plans are made based on a percentage of the relevant employees’ salaries and are included in the consolidated statement of operations and comprehensive income as they become payable. The assumptions used in calculating the obligation for retirement cost contributions depend on the local economic environment, interpretations and practices in respect thereof.

Operating Leases
(u)	Operating leases

Leases where substantially all the rewards and risks of ownership remain with the lessor are accounted for as operating leases. Payments made under operating leases net of any incentives received from the lessors are charged to the consolidated statement of operations and comprehensive income on a straight-line basis over the period of the relevant leases.

Assets leased out under operating leases are included in “Property, plant and equipment” in the consolidated balance sheet. They are depreciated over the expected useful lives on a basis consistent with similar owned items of property, plant and equipment. Rental income (net of any incentives given to lessees) is recognized on a straight-line basis over the lease terms.

Earnings (Loss) Per Share
(v)	Earnings (loss) per share

Basic earnings or loss per share of common stock is computed by dividing the net income or loss available to common shareholders for the year by the weighted average number of shares of common stock outstanding during the year.

Diluted earnings or loss per share of common stock reflects the potential dilution that could occur if securities or other contracts/arrangements to issue shares of common stock were exercised or converted into shares of common stock. Common equivalent shares, comprised of incremental shares of common stock issuable upon the exercise of stock options, are included in diluted earnings or loss per share if they have a dilutive effect by application of the treasury stock method.

Treasury Stock
(w)	Treasury stock

The Company accounts for the acquired shares of its own capital stock (“treasury stock”) in accordance with Accounting Research Bulletin (“ARB”) No. 43, Chapter 1B, and Accounting Principles Board Opinion No. 6, “Status of Accounting Research Bulletins”. The cost of the acquired treasury stock is shown as a deduction from shareholders’ equity. Gains on sale of treasury stock not previously accounted for as constructively reissued are credited to additional paid-in capital while losses are charged to additional paid-in capital to the extent that previous net gains from the sale or retirement of the same class of stock are included therein, otherwise the loss is charged to retained earnings/accumulated deficit.

Comprehensive Income (Loss)
(x)	Comprehensive income (loss)

Comprehensive income (loss) is defined as the consolidated change in equity of the Company during a period from transactions and other events and circumstances excluding transactions resulting from investments by owners and distributions to shareholders. Total net comprehensive income (loss) includes net income or loss for the year as well as additional other comprehensive income (loss). The Company’s other comprehensive income (loss) consists of the Company’s share of other comprehensive income of jointly-controlled entities, unrealized gains and losses on available-for-sale investments and foreign currency translation adjustments, all recorded net of tax.

Accruals and Loss Contingencies
(y)	Accruals and loss contingencies

The Company makes provision for all loss contingencies when information available prior to the issuance of the consolidated financial statements indicates that it is probable that an asset has been impaired or a liability has been incurred at the date of the consolidated financial statements and the amount of loss can be reasonably estimated.

For provision or accruals related to litigation, social insurance, property tax, etc, the Company makes provisions based on information from legal counsel and the best estimation of management. The Company assesses the potential liability to be recorded if the contingency loss is probable and the amount of loss can be reasonably estimated. The actual resolution of the contingency may differ from the Company’s estimates. If the contingency was settled for an amount greater than the estimate, a future charge to income would result. Likewise, if the contingency was settled for an amount that is less than our estimates, a future credit to income would result.

Segment Reporting
(z)	Segment reporting

The Company follows FASB ASC 280 “Segment Reporting”. During fiscal 2015, the Company operated and managed its business in two segments. The Company exited the EMS business in December 2013 and home appliance business in January 2012 and thus the home appliance and EMS segments are presented as discontinued operations. The accounting policies used in its segment reporting are the same as those used in the reporting of its results in the consolidated financial statements.

Warranty Cost
(aa)	Warranty cost

The Company estimates its warranty provision for defective products based on various factors including the likelihood of defects, an evaluation of its quality controls, technical analysis, industry information on comparable companies and its own experience. Based on the above consideration, the Company has accrued for warranty costs of US$871,000 for the year ended March 31, 2015 (2014: US$869,734 and 2013: US$403,627). The basis and the amount of the warranty accrual are reviewed and adjusted periodically based on actual experience.

Government Grants
(ab)	Government grants

Government grants are recognized when received and the stipulated activities are achieved. Such amounts are included in other income (expenses), net in the consolidated statement of operations and comprehensive income.

Retained Earnings and Reserves
(ac)	Retained Earnings and Reserves

The Company’s retained earnings are not restricted as to the payment of dividends except to the extent dictated by prudent business practices. The Company believes that there are no material restrictions, including foreign exchange controls, on the ability of its non-PRC subsidiaries to transfer surplus funds to the Company in the form of cash dividends, loans, advances or purchases. With respect to the Company’s PRC subsidiaries, there are restrictions on the payment of dividends and the distribution of dividends from the PRC. On March 16, 2007, the PRC promulgated the Law of the PRC on Enterprise Income Tax (the “New Law”) by Order No. 63 of the President of the PRC. Please refer to Note 17 for further details of the New Law. The New Law became effective from January 1, 2008. Prior to the enactment of the New Law, when dividends were paid by the Company’s PRC subsidiaries, such dividends would reduce the amount of reinvested profits and accordingly, the refund of taxes paid might be reduced to the extent of tax applicable to profits not reinvested. Subsequent to the enactment of the New Law, due to the removal of any tax benefit related to reinvestment of capital in PRC subsidiaries, the Company may not reinvest the profits made by the PRC subsidiaries. Payment of dividends by PRC subsidiaries to foreign investors on profits earned subsequent to January 1, 2008 will also be subject to withholding tax under the New Law. In addition, pursuant to the relevant PRC regulations, a certain portion of the profits made by these subsidiaries must be set aside for future capital investment and are not distributable, and the registered capital of the Company’s PRC subsidiaries are also restricted. Under applicable PRC regulations, foreign-invested enterprises in China may pay dividends only out of their accumulated profits, if any, determined in accordance with the PRC accounting standards and regulations. In addition, a foreign-invested enterprise in China is required to set aside at least 10% of its after-tax profit based on PRC accounting standards each year for its general reserves until the cumulative amount of such reserves reaches 50% of its registered capital. These reserves are not distributable as cash dividends. The board of directors of a foreign-invested enterprise has the discretion to allocate a portion of its after-tax profits to staff welfare and bonus funds, which may not be distributed to equity owners except in the event of liquidation. However, the Company believes that such restrictions will not have a material effect on the Company’s liquidity or cash flows.

Statutory Reserves
(ad)	Statutory Reserves

The PRC subsidiaries are required by the relevant laws and regulation to transfer at least 10% of their after-tax profit determined in accordance with the PRC accounting rules and regulations to a statutory surplus reserve until such reserve balance reaches 50% of their registered capital.

The Company transferred US$101,868 out of after-tax profit of its PRC subsidiaries to the statutory reserves for the year ended March 31, 2014. For the year ended March 31, 2015, US$11,946 has been transferred out of the statutory reserve.

The statutory reserves can only be utilized to offset prior years’ losses or for capitalization as paid-in capital. No distribution of the remaining reserves shall be made other than upon liquidation of the PRC subsidiaries.

Recent Accounting Pronouncements

Recent accounting pronouncements

In March 2014, the FASB issued ASU 2014-06, “Technical Corrections and Improvements Related to Glossary Terms”. The amendments in this Update relate to glossary terms and cover a wide range of Topics in the Codification. These amendments are presented in four sections: Deletion of Master Glossary Terms (Section A), Addition of Master Glossary Term Links (Section B), Duplicate Master Glossary Terms (Section C), and Other Technical Corrections Related to Glossary Terms (Section D). The amendments in this Update do not have transition guidance and will be effective upon issuance for both public entities and nonpublic entities. The Company is currently evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In April 2014, the FASB issued ASU 2014-08, Presentation of Financial Statements (Topic 205) and Property, Plant, and Equipment (Topic 360): Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity (“ASU 2014-08”). The amendments in ASU 2014-08 change the criteria for reporting discontinued operations while enhancing disclosures in this area. Under the new guidance, disposals representing a strategic shift in operations should be presented as discontinued operations. Additionally, the new guidance requires expanded disclosures about discontinued operations that will provide financial statement users with more information about the assets, liabilities, income and expenses of discontinued operations. The amendments in ASU 2014-08 are effective prospectively for all disposals (or classifications as held for sale) of components of an entity, and for all businesses that, on acquisition, are classified as held for sale that occur within annual periods beginning on or after December 15, 2014, and interim periods within those years. The Company is currently evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In May 2014, the FASB issued ASU 2014-09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014-09”). This ASU is a comprehensive new revenue recognition model that requires a company to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period, with early application not permitted. Companies may use either a full retrospective or a modified retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The Company is currently evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In June 2014, the FASB issued ASU 2014-12, Compensation—Stock Compensation (Topic 718): Accounting for Share-Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014-12”). The amendments in ASU 2014-12 require that a performance target that affects vesting and that could be achieved after the requisite service period be treated as a performance condition. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The Company is evaluating the new pronouncement to determine the impact it may have on its consolidated financial statements.

In January 2015, the FASB issued ASU 2015-01, Income Statement—Extraordinary and Unusual Items (Subtopic 225-20): Simplifying Income Statement Presentation by Eliminating the Concept of Extraordinary Items (“ASU 2015-01”). The amendments in ASU 2015-01 eliminate from U.S. GAAP the concept of extraordinary items. The amendments in this ASU are effective for annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period, with early application permitted provided that the guidance is applied from the beginning of the fiscal year of adoption. Companies may use either a prospective or a retrospective approach to adopt this ASU and the Company is currently evaluating which transition approach to use. The adoption of ASU 2015-01 is not expected to have a material impact on the Company’s consolidated financial statements.

In February 2015, the FASB issued ASU 2015-02, Consolidation (Topic 810): Amendments to the Consolidation Analysis (“ASU 2015-02”). The amendments in ASU 2015-02 change the analysis that a reporting entity must perform to determine whether it should consolidate certain types of legal entities. The amendments in this ASU are effective for public business entities for fiscal years, and for interim periods within those fiscal years, beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. If an entity early adopts the amendments in an interim period, any adjustments should be reflected as of the beginning of the fiscal year that includes that interim period. A reporting entity may apply the amendments in this ASU using a modified retrospective approach by recording a cumulative-effect adjustment to equity as of the beginning of the fiscal year of adoption. A reporting entity also may apply the amendments retrospectively. The adoption of ASU 2015-02 is not expected to have a material impact on the Company’s consolidated financial statements.